Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 29,119
Fair Value, Inputs, Level 3 [Member]
Note 19 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 29,119	$ 21,041